LONG-TERM OPERATIONAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM OPERATING COMMITMENTS
Schedule of purchase of energy

Companies	2023	2024	2025	2026	2027	After 2027
Eletronorte	1,003,458	1,003,458	355,622	—	—	—
Furnas	1,403,614	1,429,391	1,355,859	1,360,693	1,352,101	4,970,139
CGT Eletrosul	709,293	448,771	436,941	437,117	428,525	3,052,629
Chesf	245,302	245,974	245,302	245,302	—	2,016,446
Total	3,361,667	3,127,594	2,393,724	2,043,112	1,780,626	10,039,214

Schedule of purchase of fuel suppliers

Companies	2023	2024	2025	2026	2027	After 2027
Eletronorte	14,336	16,628	16,628	16,628	16,628	33,296
Eletronuclear	—	—	235,579	357,860	90,097	14,838,384
Total	14,336	16,628	252,207	374,488	106,725	14,871,680

Schedule of sale of energy

Companies	2023	2024	2025	2026	2027	After 2027
Eletronuclear	4,672,327	4,672,327	4,672,327	4,672,327	4,672,327	9,344,654
Furnas	2,546,196	2,565,081	2,562,601	2,562,090	2,273,223	31,767,612
Eletronorte	1,077,413	1,080,191	499,065	499,065	499,170	5,543,836
CGT Eletrosul	854,338	865,516	873,525	883,313	—	7,061,618
Total	9,150,274	9,183,115	8,607,518	8,616,795	7,444,720	53,717,720

Schedule of social and environmental commitments

Companies	2023	2024	2025	2026	2027	After 2027
Eletronuclear	86,806	99,514	94,574	82,895	69,938	—
Furnas	44,667	16,052	5,394	2,226	641	—
CGT Eletrosul	86,670	86,670	86,670	86,670	86,670	409,564
Chesf	3,006	2,230	1,692	787	575	—
Total	221,149	204,466	188,330	172,578	157,824	409,564

Schedule of acquisition of fixed and intangible assets

Companies	2023	2024	2025	2026	2027
Eletronuclear	221,137	318,078	46,965	10,535	—
CGT Eletrosul	364,615	202,181	27,703	—	—
Chesf	286,883	261,313	309,851	124,531	6,564
Total	872,635	781,572	384,519	135,066	6,564

Shcedule of acquisition of supplies

Companies	2023	2024
CGT Eletrosul	246,943	257,548

Schedule of usage of public asstes in jointly controlled ventures

Companies	2023	2024	2025	2026	2027	After 2027
Sinop	2,235	2,153	2,075	2,075	2,075	33,033
Simplício HPP/Batalha HPP	1,776	1,776	1,776	1,776	1,776	59,900
Total	4,011	3,929	3,851	3,851	3,851	92,933

Schedule of future commitments regarding the shareholding in SPE, related to AFAC

Companies	2023	2024	2025	2026	2027	After 2027
Teles Pires	38,024	36,668	35,124	33,576	32,026	112,032
Brasil Ventos	644,591	195,263	—	—	—	—
Energia Sustentável do Brasil S.A	34,340	—	—	—	—	—
Jirau	34,000	—	—	—	—	—
Total	750,955	231,931	35,124	33,576	32,026	112,032